Document and Entity Information	12 Months Ended
Dec. 31, 2023
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	ODDITY Tech Ltd.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001907085
Amendment Flag	false